(TRANSLATION)

PIMCO FUNDS—PIMCO Total Return Fund

Amendments to Investment Fund Circular (Mandatory Prospectus)

September 2008

These Amendments to Investment Fund Circular
(Mandatory Prospectus) are to amend and restate selected
portions of the Investment Fund Circular (Mandatory
Prospectus) that was to remain in effect from December 28,
2007 to December 27, 2008 (included).

PIMCO FUNDS—PIMCO Total Return Fund

1.	In connection with the public offering of Administrative Class Shares (the “Shares”) of PIMCO Funds—PIMCO Total Return Fund (the “Fund”) by this Investment Fund Circular (Mandatory Prospectus), PIMCO Funds filed the Securities Registration Statement on December 27, 2007 with the Director-General of Kanto Local Finance Bureau in accordance with the provisions of Article 5 of the Financial Instruments and Exchange Law (Law No. 25 of 1948). The registration thereunder became effective on December 28, 2007. In addition, the PIMCO Funds filed Amendments to the Securities Registration Statement on March 31, 2008 and September 10, 2008, with the Director-General of Kanto Local Finance Bureau, in accordance with Article 7 of the Financial Instruments and Exchange Law.
2.	This is the prospectus required to be delivered prior to or at the same time as the offering of the Shares in accordance with the provisions of Article 15, Paragraph 2 of the Financial Instruments and Exchange Law.
3.	Please note that the Investment Fund Circular (On-Demand Prospectus) (see “PART II. INFORMATION CONCERNING THE FUND, IV. ITEMS OF DETAILED INFORMATION CONCERNING THE FUND” of Mandatory Prospectus for the items described therein) shall be delivered to the investors upon request, and in case that the investors have made a request of the delivery of the Investment Fund Circular (On-Demand Prospectus), they are required to make a note thereof for themselves.
4.	The Fund is an investment trust and its investment capital shall not be guaranteed.
5.	The value of the Shares shall come under the influence of fluctuations of the value of the Fund’s portfolio investments and foreign exchange rates, and all the gain and loss due to such investments and fluctuations of the foreign exchange rates shall be attributable to the investors.
6.	The original financial statements in English are not contained in this prospectus but contained in the Securities Registration Statement.

Material Item:

The main objects of investment of the Fund are public/corporate bonds and securities denominated in foreign (non-Japanese) currencies. The net asset value of an investment may decrease below investment capital because of fluctuations of the value of the Fund’s portfolio investments, foreign exchange rates, interest rates and currency value among other reasons. The value of an investment also may decrease below investment capital because of change of the net asset value of the Fund resulting from changes of management and financial conditions of the issuers of the Fund’s portfolio securities, and consequent changes of external evaluations of the issuers. Since the net asset value of the Shares is denominated in a foreign (non-Japanese) currency, the investment value to be received in Japanese Yen may be affected by the fluctuation of foreign exchange rates. Accordingly, the investment capital shall not be guaranteed with respect to an investment in the Fund.

The Shares can be repurchased, pursuant to a prior application thereof, only on particular dates in principle.

The Fund’s net asset value may fluctuate for a number of reasons. For instance, the Fund is subject to “interest rate risk”, “credit risk”, “high yield risk”, “market risk”, “issuer risk”, “liquidity risk”, “derivatives risk”, “mortgage-related and other asset-backed risk”, “foreign (non-U.S.) investment risk”, “emerging markets risk”, “currency risk”, “leveraging risk”, “management risk” and “short sale risk.”

For more details, please refer to “PART II. INFORMATION CONCERNING THE FUND, I. DESCRIPTION OF THE FUND, 3. INVESTMENT RISK” of Mandatory Prospectus.

I. Reasons for Amending the Mandatory Prospectus

Since information included in the Securities Registration Statement (including the documents attached thereto) filed on December 27, 2007, as amended on March 31, 2008 (the “Original SRS”) was partially updated, Amendments to the Securities Registration Statement was filed on September 10, 2008.

Accordingly, the relevant sections in the Mandatory Prospectus (as amended by Amendments to Investment Fund Circular (Mandatory Prospectus) dated as of March 2008, the “Original Mandatory Prospectus”) have been amended as set forth below.

II. Amended Sections

Matters to Consider	1
Summary of the Prospectus	2
Guidance (Q&A)	2
PART I INFORMATION CONCERNING SECURITIES	3
PART II INFORMATION CONCERNING THE FUND	4
I. DESCRIPTION OF THE FUND	4

(Note) Amended parts have been underlined for ease of reference.

<“Matters to Consider” of the Original Mandatory Prospectus shall be amended as set forth below.>

Matters to Consider

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●	Fees concerning the Fund

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3.	Expenses to be indirectly borne by investors during the holding period of the investment trust
•	Annual fees:
0.68% per annum of the total net assets (based on the expenses of the Fund incurred during the fiscal year ended March 31, 2007) shall be deducted from the assets of the Fund. Effective October 1, 2008, annual expenses shall be 0.71% per annum of the total net assets (based on the expenses of the Fund incurred during the fiscal year ended March 31, 2007), since the administrative fee (to be renamed the “supervisory and administrative fee”) shall be 0.21% per annum on and after such date.

(Breakdown)

Administrative fees:	0.18% per annum
Advisory fees:	0.25% per annum
12b-1 (service) fees	0.25% per annum

•	Other expenses may be incurred.

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<“Summary of the Prospectus” of the Original Mandatory Prospectus shall be amended as set forth below.>

Summary of the Prospectus

PIMCO Funds—

PIMCO Total Return Fund

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Annual Fees, etc.

The annual expense ratio of the Fund was 0.68% of the average total net assets (based on the expenses of the Fund incurred during the fiscal year ended March 31, 2007). The annual expenses consist of Advisory fee (0.25% of average annual net assets) and 12b-1 (service) fee (0.25% of the average annual net assets) and administrative fees (0.18% of average annual net assets). Other expenses may be incurred. Effective October 1, 2008, the administrative fee (to be renamed the “supervisory and administrative fee”) will become 0.21% per annum. Therefore, the annual expense ratio of the Fund (based on the expenses of the Fund incurred during the fiscal year ended March 31, 2007) shall be 0.71% of the average total net assets on and after such date. For more details, please refer to Q6.

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<“Guidance (Q&A)” of the Original Mandatory Prospectus shall be amended as set forth below.>

Guidance (Q&A)

Q.6 Do I need to pay for any expenses?

•	Sales Charge and consumption tax chargeable to the Sales Charge will be deducted from dividend receivable each month. (For more details, please refer to Q-3.)
0.68% per annum of the total net assets (based on the expenses of the Fund incurred during the fiscal year ended March 31, 2007) shall be deducted from the assets of the Fund. Effective October 1, 2008, annual expenses shall be 0.71% per annum of the total net assets (based on the expenses of the Fund incurred during the fiscal year ended March 31, 2007), since the administrative fee (to be renamed the “supervisory and administrative fee”) shall be 0.21% per annum on and after such date. Other expenses may be incurred.

(Breakdown)

Administrative fees:	0.18% per annum
Advisory fees:	0.25% per annum
12b-1 (service) fees	0.25% per annum

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PART I. INFORMATION CONCERNING SECURITIES

(12) MISCELLANEOUS:

(D) Expenses Summary (Page 27 of the Original Mandatory Prospectus):

Expenses are one of several factors to consider when investing. The following table summarizes an investor’s maximum transaction costs from investing in the Shares and expenses incurred in respect of the Shares during the fiscal year ended March 31, 2007.

Shareholder transaction expenses
Sales load imposed on purchases	(Note 1)
Annual Fund operating expenses
(as a percentage of average net assets)

Advisory fees	0.25%
12b-1 (service) fees	0.25%
Administrative fees (Note 2)	0.18%

Total Fund operating expenses (Note 3)	0.68%

The table is provided to help you understand the expenses of investing in the Shares and of your share of the operating expenses. The expenses shown in the table do not reflect the application of credits that reduce certain Fund expenses.

Note 1:	For information on the Sales Charge imposed on purchases, see “(5) Sales Charge” above.
Note 2:	Effective October 1, 2008, the administrative fee (to be renamed the “supervisory and administrative fee”) will become 0.21% per annum.
Note 3:	Effective October 1, 2008, the administrative fee (to be renamed the “supervisory and administrative fee”) will become 0.21% per annum. Therefore, the total annual Fund operating expenses (based on the expenses of the Fund incurred during the fiscal year ended March 31, 2007) shall be 0.71% on and after such date. Other expenses may be incurred.

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PART II. INFORMATION CONCERNING THE FUND

I. DESCRIPTION OF THE FUND

4.	FEES AND TAXES

(3)	Management Fee, etc. (Page 90 of the Original Mandatory Prospectus):

(i)	Advisory and Administrative Fees:

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Administrator

PIMCO also serves as administrator for the Shares pursuant to a Supervision and Administration Agreement (“Supervision and Administration Agreement”) with the Trust. The Supervision and Administration Agreement replaces the Third Amended and Restated Administration Agreement and the administrative fees payable thereunder. Pursuant to the Supervision and Administration Agreement, PIMCO provides the Fund with certain supervisory, administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other Fund service providers, and receives a supervisory and administrative fee in return. PIMCO may in turn use the facilities or assistance of its affiliates to provide certain services under the Supervision and Administration Agreement, on terms agreed between PIMCO and such affiliates. The supervisory and administrative services provided by PIMCO include but are not limited to: (1) shareholder servicing functions, including preparation of shareholder reports and communications, (2) regulatory compliance, such as reports and filings with the SEC and state securities commissions, and (3) general supervision of the operations of the Fund, including coordination of the services performed by the Fund’s transfer agent, custodian, legal counsel, independent registered public accounting firm, and others. PIMCO (or an affiliate of PIMCO) also furnishes the Fund with office space facilities required for conducting the business of the Fund, and pays the compensation of those officers, employees and Trustees of the Trust affiliated with PIMCO. In addition, PIMCO, at its own expense, arranges for the provision of legal, audit, custody, transfer agency and other services for the Fund, and is responsible for the costs of registration of the Shares and the printing of prospectuses filed in Japan and overseas and shareholder reports for current shareholders.

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Advisory and Administrative Fees

The Fund features fixed advisory and administrative fee rates. For providing investment advisory and administrative services to the Fund as described above, PIMCO receives monthly fees from the Fund at an annual rate based on the average daily net assets of the Fund as follows. Effective October 1, 2008, the administrative fee (to be renamed the “supervisory and administrative fee”) will become 0.21% per annum.

Advisory Fee Rate	Administrative Fee Rate
0.25%	0.18%

Both the Advisory Contract and Supervision and Administration Agreement may be terminated by the Trustees at any time on 60 days’ written notice. The Advisory Contract may be terminated by PIMCO on 60 days’ written notice. Following the expiration of the one-year period commencing with the effectiveness of the Supervision and Administration Agreement, the Supervision and Administration Agreement may be terminated by PIMCO on 60 days’ written notice. The Advisory Contract and Supervision and Administration Agreement will continue from year to year if approved by the Trustees.

Continuation of the Advisory Contract was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Contract or interested persons of such parties (“Independent Trustees”), at a meeting held on August 11, 2008.

The Supervision and Administration Agreement is subject to annual approval by the Board, including a majority of the Trust’s Independent Trustees. The current Supervision and Administration Agreement, dated August 11, 2008, as supplemented from time to time, was approved by the Board of Trustees, including all of the Independent Trustees at a meeting held on August 11, 2008. In approving the Supervision and Administration Agreement, the Trustees determined that: (1) the Supervision and Administration Agreement is in the best interests of the Fund and its shareholders; (2) the services to be performed under the Supervision and Administration Agreement are services required for the operation of the Fund; (3) PIMCO is able to provide, or to procure, services for the Fund which are at least equal in nature and quality to services that could be provided by others; and (4) the fees to be charged pursuant to the Supervision and Administration Agreement are fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality.

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(ii) Administrative Class Servicing Fees:

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The Distribution Contract will continue in effect with respect to the Fund or the Shares for successive one—year periods, provided that such continuance is specifically approved (i) by the vote of a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Distribution Contract, the Supervision and Administration Agreement or the Distribution and/or Administrative Servicing Plans described below; and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose.

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THE END OF THE DOCUMENT

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